SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 1,314,324	$ 2,851,523
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 12,135	$ 582,182